Income/(Loss) Per Share - Schedule of Antidilutive Securities Excluded from Inclusion in Calculation of Diluted Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from inclusion in calculation of diluted earnings per share	22,141,461	22,298,757	46,395,740
Convertible Redeemable Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from inclusion in calculation of diluted earnings per share			29,000,000
Restricted Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from inclusion in calculation of diluted earnings per share	2,916,100
Share Options Awards
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from inclusion in calculation of diluted earnings per share	19,225,361	22,298,757	17,395,740